DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Overview

Imperalis Holding Corp (“IMHC”), to be renamed TurnOnGreen, Inc., an emerging electric vehicle (“EV”) electrification infrastructure solutions and premium custom power products company through its wholly owned subsidiaries Digital Power Corporation and TOG Technologies (collectively, the “Company”), designs, develops, manufactures and sells highly engineered, feature-rich, high-grade power electronic products and systems as well as EV charging solutions to diverse industries, markets and sectors including e-Mobility, medical, military, telecommunications, and industrial.

IMHC was incorporated in Nevada on April 5, 2005 and is a subsidiary of BitNile Holdings, Inc., a Delaware corporation (the “Parent” or “BitNile”) and currently operates as a reporting segment of BitNile.

Recapitalization and Reorganization

On March 20, 2022, BitNile and IMHC entered into a Securities Purchase Agreement (the “Agreement”) with TurnOnGreen, Inc., a Nevada corporation (“TOGI”), a then wholly-owned subsidiary of the Parent. Pursuant to the Agreement, at the Closing, which occurred on September 6, 2022 (the “Closing Date”), the Parent delivered to IMHC all of the outstanding shares of common stock of TOGI held by the Parent in consideration for the issuance by IMHC to the Parent (the “Acquisition”) of an aggregate of 25,000 newly designated shares of Series A Preferred Stock (the “Series A Preferred Stock”), with each such share having a stated value of $1,000. The Series A Preferred Stock has an aggregate liquidation preference of $25 million, is convertible into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) at the Parent’s option, is redeemable by the Parent, and entitles the Parent to vote with the Common Stock on an as-converted basis.

Immediately following the Acquisition, TOGI became a wholly-owned subsidiary of IMHC, and subsequent thereto, TOGI was merged with and into IMHC, pursuant to which TOGI ceased to exist. The acquisition was treated as an asset acquisition and the equity of the Company was retroactively restated for the conversion of 1,000 shares for 25,000 shares of preferred stock upon completion of the Acquisition.

Pursuant to Accounting Standards Codification (“ASC”) 250-10 and ASC 805-50, the Acquisition was recognized prospectively for all periods. While IMHC was deemed to be the legal acquirer of TOGI, TOGI was considered the acquiror and predecessor for accounting and financial reporting purposes and, therefore, was deemed to be the receiving entity and is presented on a stand-alone basis for all periods. The accompanying financial statements have been prospectively updated as a result of the asset acquisition under common control, which was completed on September 6, 2022.

As a result of the Acquisition, prior period shares and per share amounts appearing in the accompanying condensed consolidated financial statements have not been adjusted until the date of the Acquisition as a part of the net assets acquired.

T U R N O N G R E E N I N C [Member]
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

TurnOnGreen, Inc., was incorporated in Nevada in January 2020. TurnOnGreen, Inc. is a wholly owned subsidiary of BitNile Holdings, Inc. a Delaware corporation (“BitNile”). TurnOnGreen, Inc. currently operates as an operating segment of BitNile.

TurnOnGreen, Inc., through its wholly owned subsidiaries Digital Power Corp. (“DPC”) and TOG Technologies, Inc. (“TOG Technologies”) (collectively, the “Company” or “TurnOnGreen”), designs, develops, manufactures and sells highly engineered, feature-rich, high-grade-power conversion and power system solutions to diverse industries and markets including automotive, medical, military, telecom, commercial and industrial as well as designs and provides a line of high-speed electric vehicle (“EV”) charging solutions.

On January 20, 2020, TurnOnGreen acquired all the outstanding securities of DPC. Through DPC, the company provides solutions which leverage a combination of low leakage power emissions, very high-power density with power efficiency, flexible design leveraging customize firmware and short time to market. Its designs and manufactured, highly engineered, precision power conversion and control solutions serve mission-critical applications and processes.

In April 2021, we formed TOG Technologies as a Nevada corporation (initially under the name TurnOnGreen, Inc.) to market and sell its line of scalable EV residential, commercial and ultra-fast charging products and comprehensive charging management software and network services. The business represents a natural outgrowth from our proprietary core power technologies to optimizing the design and performance of EV charging solutions.

On August 25, 2021, the Company changed its name from Coolisys Technologies Corp., to TurnOnGreen, Inc.